Impairment charges - (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges

Six months ended 30 June	2023 US$m	2022 US$m
Aluminium – Alumina refineries	(1,175)	—

Allocated as:
Property, plant and equipment	(1,175)	—